Subsequent Event	12 Months Ended
Dec. 31, 2020
Subsequent event [abstract]
Subsequent event
33	Subsequent event

A dividend in respect of the year ended 31 December 2020 of RMB 0.1 per share, amounting to a total dividend of RMB 1,082,381 thousands, was proposed by the Board of Directors on 24 March 2021.